Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Series A-2
Net of issuance costs		$ 10	$ 10	$ 485
Series X
Net of issuance costs	$ 0		$ 117